Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On:
Fiscal Year (1)	Summary Compensation Table Total for PEO #1 (2)	Compensation Actually Paid to PEO #1 (3)	Summary Compensation Table Total for PEO #2 (2)	Compensation Actually Paid to PEO #2 (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (4)	NEWR Total Shareholder Return (5)	S&P 1500 IT Total Shareholder Return (6)	Net Income (Loss) (7)	Company- Selected Measure: Revenue (8)
2023	$—	$—	$23,214,892	$37,120,008	$7,603,244	$10,694,338	$162.82	$192.21	$(180,246,000)	$925,626,000
2022	$6,181,628	$9,425,518	$13,566,011	$17,255,286	$6,657,910	$5,677,562	$144.64	$201.19	$(250,402,000)	$785,521,000
2021	$8,281,717	$7,973,409	$—	$—	$4,137,734	$5,484,696	$132.96	$167.88	$(192,610,000)	$667,648,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Lewis Cirne served as the Company’s PEO for fiscal year 2021, Mr. Cirne and William Staples each served as PEO for a portion of fiscal year 2022, and Mr. Staples served as PEO for fiscal year 2023. Mr. Cirne is designated as “PEO #1”, and Mr. Staples is designated as “PEO #2,” in the table above. The Company’s Non-PEO NEOs for the indicated fiscal years were as follows:
•2023: Mark Sachleben, David Barter, Kristy Friedrichs, Mark Dodds, and Thomas Lloyd
•2022: Mr. Cirne, Mr. Sachleben, Michael Christenson, Steve Hurn, and Ms. Friedrichs
•2021: Mr. Sachleben, Mr. Christenson, and Mr. Staples

Peer Group Issuers, Footnote [Text Block]	The Total Shareholder Return (“TSR”) Peer Group consists of the S&P 1500 Information Technology Index. This calculation assumes that $100 was invested in this index on March 31, 2020 (aligned with the period used in footnote (5) above).
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of Compensation Actually Paid to our PEOs, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned, realized, paid or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table of each fiscal year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO #1 - Mr. Cirne
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$8,281,717	$6,181,628	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$(7,665,598)	$(5,704,027)	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$5,678,052	$6,218,011	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$622,933	$1,184,732	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$701,731	$691,410	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$354,574	$853,764	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	N/A
=	Compensation Actually Paid		$7,973,409	$9,425,518	N/A

PEO #2 - Mr. Staples
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	N/A	$13,566,011	$23,214,892
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	N/A	$(12,548,606)	$(22,261,124)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	N/A	$13,308,514	$32,536,295
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	N/A	$449,842	$671,777
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	N/A	$1,849,810	$1,194,072
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	N/A	$629,715	$1,764,096
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	N/A	$—	$—
=	Compensation Actually Paid		N/A	$17,255,286	$37,120,008
__________________
a.Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b.Represents the aggregate grant date fair value of the stock awards and option awards granted to our PEO during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
c.Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
d.Represents the aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by our PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
e.Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
g.Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718 (of which there happened to be none for 2021, 2022, or 2023)

Non-PEO NEO Average Total Compensation Amount	$ 7,603,244	$ 6,657,910	$ 4,137,734
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,694,338	5,677,562	5,484,696
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of Compensation Actually Paid to our Non-PEO NEOs, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned, realized, paid or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table of each fiscal year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$4,137,734	$6,657,910	$7,603,244
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$(3,560,713)	$(6,000,768)	$(7,104,169)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,650,678	$3,802,506	$9,132,720
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,320,229	$266,502	$(11,427)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$274,905	$544,660	$546,172
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$661,863	$1,003,912	$527,798
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$(597,160)	$0
=	Compensation Actually Paid		$5,484,696	$5,677,562	$10,694,338
__________________
Please see footnote 1 for the Non-PEO NEOs included in the average for each indicated fiscal year.
a.Represents the average Total Compensation as reported in the Summary Compensation Table for the Non-PEO NEOs in the indicated fiscal year.
b.Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
c.Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
d.Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
e.Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
g.Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718 (of which there happened to be none for 2021, 2022, or 2023).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	Revenue; •Relative total shareholder return; and •Stock price
Total Shareholder Return Amount	$ 162.82	144.64	132.96
Peer Group Total Shareholder Return Amount	192.21	201.19	167.88
Net Income (Loss)	$ (180,246,000)	$ (250,402,000)	$ (192,610,000)
Company Selected Measure Amount	925,626,000	785,521,000	667,648,000
PEO Name	Mr. Staples		Lewis Cirne
Additional 402(v) Disclosure [Text Block]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for our Non-PEO NEOs for the indicated year for such years.Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on March 31, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K of the Exchange Act) is revenue, as reflected in the Company’s audited financial statements for the applicable year. We used revenue as the sole performance measure for our 2023 Bonus Plan.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
Lew Cirne [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 6,181,628	$ 8,281,717
PEO Actually Paid Compensation Amount	0	$ 9,425,518	7,973,409
PEO Name		Mr. Cirne
Bill Staples [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	23,214,892	$ 13,566,011	0
PEO Actually Paid Compensation Amount	37,120,008	$ 17,255,286	0
PEO Name		William Staples
PEO [Member] | Lew Cirne [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,704,027)	(7,665,598)
PEO [Member] | Lew Cirne [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,218,011	5,678,052
PEO [Member] | Lew Cirne [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,184,732	622,933
PEO [Member] | Lew Cirne [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		691,410	701,731
PEO [Member] | Lew Cirne [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		853,764	354,574
PEO [Member] | Lew Cirne [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Bill Staples [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,261,124)	(12,548,606)
PEO [Member] | Bill Staples [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,536,295	13,308,514
PEO [Member] | Bill Staples [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	671,777	449,842
PEO [Member] | Bill Staples [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,194,072	1,849,810
PEO [Member] | Bill Staples [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,764,096	629,715
PEO [Member] | Bill Staples [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,104,169)	(6,000,768)	(3,560,713)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,132,720	3,802,506	2,650,678
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,427)	266,502	1,320,229
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	546,172	544,660	274,905
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	527,798	1,003,912	661,863
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (597,160)	$ 0